Significant accounting policies (Details Narrative)	12 Months Ended
Mar. 31, 2023 ₨ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate	82.19
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	3 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	9 years
Motor vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	3 years
Motor vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
[custom:RightofuseAssetsEstimatedUsefulLife]	5 years